Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000153333
Shareholder Report [Line Items]
Fund Name	Athena Behavioral Tactical Fund
Class Name	Class I Shares
Trading Symbol	ATVIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-653-0575
Additional Information Website	www.atvfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$64	1.27%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
AssetsNet	$ 16,548,126
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,548,126
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	204%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%